SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Employees Benefit Costs) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | ₪		₪ 21,148	₪ 21,131	₪ 20,144
Employees benefit costs | ₪		₪ 21,148	₪ 21,131	₪ 20,144
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | $	$ 5,642
Employees benefit costs | $	$ 5,642